Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 4,476	$ 4,064
Cash issuances	39	981
Repayments and dividends paid	(329)	(727)
New leases	5	40
Dividends declared	116	103
Foreign exchange impact	(36)	39
Other	(9)	(24)
Balance at end of the period	4,262	4,476	$ 4,064
Net increase (decrease) in borrowings under credit facilities	(46)	449	(114)
Issuance of long-term debt	39	532	173
Repayment of long-term debt	(164)	(621)	(92)
Decrease in lease liabilities	(10)	(9)	(8)
Long-term debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,669	3,267
Cash issuances	39	981
Repayments and dividends paid	(220)	(630)
New leases	5	40
Dividends declared	0	0
Foreign exchange impact	(36)	39
Other	12	(28)
Balance at end of the period	3,469	3,669	3,267
Exchangeable securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	739	735
Cash issuances	0	0
Repayments and dividends paid	0	0
New leases	0	0
Dividends declared	0	0
Foreign exchange impact	0	0
Other	5	4
Balance at end of the period	744	739	735
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	68	62
Cash issuances	0	0
Repayments and dividends paid	(109)	(97)
New leases	0	0
Dividends declared	116	103
Foreign exchange impact	0	0
Other	(26)	0
Balance at end of the period	$ 49	$ 68	$ 62